Share-based Payments - Additional Information (Detail)									12 Months Ended
	Feb. 03, 2022	Jul. 01, 2021 shares € / shares	Jun. 25, 2021 shares € / shares	Feb. 04, 2021 shares € / shares	Jan. 01, 2021 shares € / shares	Dec. 17, 2020 shares € / shares	Feb. 03, 2020 shares € / shares	Jan. 01, 2020 shares € / shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€) shares	Feb. 05, 2021 € / shares	Dec. 31, 2019 shares
Statement Of Lineitems [Line Items]
Nominal value per share									€ 0.12
Number Of Instruments Granted In Share based Payment Arrangement | shares		150,000	14,000		107,000	32,445	132,000	600,000
Weighted average share price		€ 17.43	€ 20		€ 7.25	€ 7.25		€ 2.38
Percentage of aggregate number of stock options shall vest on one year at grant date		25.00%		25.00%		25.00%	25.00%
Percentage of aggregate number of stock options shall vest on One Month at grant date		0.48%		0.48%		0.48%	0.48%
Description of maximum term of options granted for share-based payment arrangement		June 30, 2031	February 3, 2031		December 31, 2030	September 30, 2030	February 2, 2030	December 31, 2029	February 4, 2024
Percentage of aggregate number of stock options shall vest on last day										0.03%
Percentage of stock options vest on each month							48.00%
Expense from share-based payment transactions | €									€ 7,008,923	€ 1,410,101
Number of share options outstanding in share-based payment arrangement | shares									2,470,295	1,465,295		392,850
Number of share options exercisable in share-based payment arrangement | shares									469,630	194,000
Weighted average remaining contractual life of outstanding share options									8 years	8 years
Bottom of range [member]
Statement Of Lineitems [Line Items]
Exercise price of outstanding share options									€ 0.01
Top Of Range [Member]
Statement Of Lineitems [Line Items]
Exercise price of outstanding share options									16.67
Share Options Vesting [member]
Statement Of Lineitems [Line Items]
Percentage of aggregate number of stock options shall vest on one year at grant date	25.00%
Percentage of aggregate number of stock options shall vest on One Month at grant date	0.48%
Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Number Of Instruments Granted In Share based Payment Arrangement | shares				873,000			308,000
Weighted average share price				€ 20			€ 2.38
Description of maximum term of options granted for share-based payment arrangement				February 3, 2031			February 2, 2030
Ordinary shares [member]
Statement Of Lineitems [Line Items]
Nominal value per share				€ 0.01							€ 0.12
Ordinary shares [member] | Restricted Award Agreement
Statement Of Lineitems [Line Items]
Nominal value per share									€ 9.67
Restricted Stock units [Member] | Restricted Award Agreement
Statement Of Lineitems [Line Items]
Number Of Instruments Granted In Share based Payment Arrangement | shares						128,300			175,991
Description of maximum term of options granted for share-based payment arrangement						December 17, 2025
Expense from share-based payment transactions | €									€ 1,187,463	€ 177,635
Weighted-average grant date fair value | €									€ 17.0